INTANGIBLE ASSETS - Summary of Intangible Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about intangible assets [line items]
Intangible assets	$ 5,178	$ 7,093	$ 9,324
Placement fees
Disclosure of detailed information about intangible assets [line items]
Intangible assets	1,564	2,189	2,814
Customer relationship intangible
Disclosure of detailed information about intangible assets [line items]
Intangible assets	1,673	2,187	2,701
Contractual development fees
Disclosure of detailed information about intangible assets [line items]
Intangible assets	$ 1,941	$ 2,717	$ 3,809